Unaudited Condensed Consolidated Balance Sheets	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current Assets
Cash	$ 18,490,635	$ 16,926,878
Bank acceptance receivables	18,542,340	20,431,900
Accounts receivable, net	82,560,856	78,570,956
Inventories	1,092,314	1,617,225
Prepayment and other current assets	14,463,232	14,212,606
Total current assets	141,313,649	132,237,053
Property, plant and equipment	8,189,571	8,830,968
Intangible assets	452,661	3,915,917
Investment	8,641,607	6,131,941
Other noncurrent assets	11,008,366	11,267,764
Operating lease right-of-use asset		7,087
Deferred tax assets	612,664	369,483
Total assets	179,162,816	171,915,272
Liabilities
Short-term bank borrowings	7,705,856	7,324,047
Convertible debt	4,060,983
Accounts payable	15,863,347	15,822,029
Taxes payable	1,119,800	1,082,131
Accrued expenses and other current liabilities	840,480	842,156
Operating lease liabilities -current		2,495
Total current liabilities	29,590,466	25,072,858
Operating lease liabilities -noncurrent		4,592
Total liabilities	29,590,466	25,077,450
Commitments and contingencies
Shareholders’ equity
Ordinary share, $0.0005 par value, 80,000,000 shares authorized, 26,093,796 and 23,940,000 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively	13,046	11,970
Preferred share, $0.0005 par value, 20,000,000 shares authorized, no shares issued and outstanding as of June 30, 2024 and December 31, 2023
Additional paid-in capital	44,999,810	42,967,006
Statutory surplus reserves	16,069,771	15,985,627
Retained earnings	99,268,335	94,635,889
Accumulated other comprehensive loss	(10,778,612)	(7,268,652)
Total shareholders’ equity	149,572,350	146,331,840
Non-controlling interest		505,982
TOTAL EQUITY	149,572,350	146,837,822
Total liabilities and shareholders’ equity	179,162,816	171,915,272
Related Party
Current Assets
Accounts receivable-a related party	788,726	456,361
Due from a related party-current	5,375,546	21,127
Deposits to a related party-noncurrent	$ 8,944,298	$ 9,155,059